LONGTERM LOANS (Schedule of Long-term Loans) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
LONGTERM LOANS [Abstract]
Long-term debt	0	713,337